UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2025

Date of reporting period: 05/31/2025

Item 1. Reports to Stockholders.

(a)

Tortoise Energy Infrastructure and Income Fund
Institutional Class | INFIX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.16%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$519,046,646
Number of Holdings	42
Portfolio Turnover	9%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Industry Breakdown (% of net assets)*

United States Natural Gas/Natural Gas Liquids Pipelines (31.4%)
United States Oil & Gas Production (17.0%)
United States Refined Product Pipelines (11.4%)
United States Natural Gas Pipelines (9.3%)
United States Natural Gas Gathering/Processing (9.1%)
United States Renewables and Power Infrastructure (6.9%)
United States Crude Oil Pipelines (4.1%)
Canada Crude Oil Pipelines (3.5%)
United States Refining (1.3%)
Cash & Other (6.0%)

Top 10 Issuers	(%)
MPLX LP	7.9%
Cheniere Energy, Inc.	7.0%
EQT Corporation	6.2%
The Williams Companies, Inc.	5.3%
Energy Transfer LP	5.0%
Enterprise Products Partners LP	4.3%
ONEOK, Inc.	4.1%
Plains GP Holdings L.P.	4.0%
Targa Resources Corp.	4.0%
Exxon Mobil Corp.	3.3%
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR-SAR-56167N522

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Change in Auditor
Subsequent to the period ended May 31, 2025, on June 13, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller, and Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended June 13, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Fund Conversion, Name Change, and Reorganization
On May 30, 2025, Class A and Class C shares were exchanged for Institutional Class shares on a pro rata basis. Class A and Class C shares were subsequently closed. The Board of Trustees approved a reorganization plan for conversion of the Fund into an exchange traded fund, a reorganization into Tortoise Capital Series Trust and a change of the Fund’s name to Tortoise Energy Fund on February 5, 2025. These changes took effect on June 13, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR-SAR-56167N522

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MANAGED PORTFOLIO SERIES
Tortoise Energy Infrastructure and Income Fund
Core Financial Statements
May 31, 2025

Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.5%
Canada Crude Oil Pipelines - 2.8%
Enbridge, Inc.	317,567	$14,760,514
United States Crude Oil Pipelines - 4.1%
Plains GP Holdings L.P.	1,193,578	21,006,973
United States Natural Gas Gathering/ Processing - 2.0%
Hess Midstream LP	286,005	10,582,185
United States Natural Gas/Natural Gas Liquids Pipelines - 23.6%
Cheniere Energy, Inc.	153,033	36,267,291
Kinder Morgan, Inc.	516,312	14,477,388
ONEOK, Inc.	262,265	21,201,503
Targa Resources Corp.	131,244	20,727,365
The Williams Companies, Inc.	458,399	27,737,723
Venture Global, Inc.	166,365	1,924,843
		122,336,113
United States Oil & Gas Production - 15.7%
ConocoPhillips	71,890	6,135,812
Coterra Energy, Inc.	389,266	9,463,056
Devon Energy Corporation	231,588	7,007,853
Diamondback Energy, Inc.	42,120	5,667,246
EQT Corporation	587,151	32,369,635
Exxon Mobil Corp.	165,743	16,955,509
Ovintiv, Inc.	104,826	3,754,867
		81,353,978
United States Refined Product Pipelines - 3.5%
Marathon Petroleum Corporation	29,220	4,696,823
Phillips 66	118,940	13,497,311
		18,194,134
United States Renewables and Power Infrastructure - 5.8%
Clearway Energy, Inc.	193,685	5,959,687
Sempra Energy	125,235	9,842,219
Vistra Corp.	89,231	14,327,822
		30,129,728
TOTAL COMMON STOCKS (Cost $194,233,094)		298,363,625
	Units
MASTER LIMITED PARTNERSHIPS - 20.1%
United States Natural Gas Gathering/ Processing - 2.9%
Western Midstream Partners LP	399,897	14,956,148
United States Natural Gas Pipelines - 9.3%
Energy Transfer LP	1,475,343	25,788,995
Enterprise Products Partners LP	726,195	22,381,330
		48,170,325

	Units	Value
United States Refined Product Pipelines - 7.9%
MPLX LP	805,107	$41,060,457
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $37,546,984)		104,186,930
	Par
CORPORATE BONDS - 17.7%
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	$4,000,000	3,906,288
United States Natural Gas Gathering/ Processing - 4.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027(a)	6,370,000	6,368,283
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 07/15/2026(a)	3,800,000	3,788,660
7.00%, 07/15/2029(a)	2,000,000	2,067,332
EnLink Midstream, LLC, 5.38%, 06/01/2029	4,455,000	4,524,237
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	5,000,000	5,127,390
		21,875,902
United States Natural Gas/Natural Gas Liquids Pipelines - 7.8%
DT Midstream, Inc., 4.38%, 06/15/2031(a)	6,100,000	5,700,992
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	13,400,000	8,053,065
NGPL PipeCo LLC, 7.77%, 12/15/2037(a)	9,125,000	10,092,404
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)	7,925,000	7,878,389
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)	8,000,000	8,514,808
		40,239,658
United States Oil & Gas Production - 1.3%
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	7,000,000	6,904,984
United States Oil Field Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	6,575,000	6,589,117
United States Refining - 1.3%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	8,000,000	6,966,587

The accompanying notes are an integral part of these financial statements.

1

Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States Renewables and Power Infrastructure - 1.1%
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	$3,500,000	$3,713,518
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(a)	2,000,000	2,011,208
		5,724,726
TOTAL CORPORATE BONDS (Cost $97,561,928)		92,207,262
	Shares
SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
First American Government Obligations Fund - Class X, 4.23%(b)	22,631,277	22,631,277
TOTAL SHORT-TERM INVESTMENTS (Cost $22,631,277)		22,631,277
TOTAL INVESTMENTS - 99.7% (Cost $351,973,283)		$517,389,094
Other Assets in Excess of Liabilities - 0.3%		1,657,552
TOTAL NET ASSETS - 100.0%		$519,046,646

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $83,776,737 or 16.1% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Tortoise Energy Infrastructure and Income Fund
Statement of Assets & Liabilities
May 31, 2025 (Unaudited)

Assets:
Investment at fair value (Cost $351,973,283)	$517,389,094
Dividends & interest receivable	2,774,402
Receivable for capital shares sold	71,771,570
Prepaid expenses and other assets	48,836
Total assets	591,983,902
Liabilities:
Payable for capital shares redeemed	72,364,164
Payable to Adviser	471,363
Payable for fund administration & accounting fees	35,641
Payable for compliance fees	1,118
Payable for custody fees	2,076
Payable for audit & tax	16,717
Payable for transfer agent fees & expenses	11,151
Accrued distribution fees	35,026
Total liabilities	72,937,256
Net Assets	$519,046,646
Net Assets Consist of:
Paid-in Capital	$721,907,826
Total distributable earnings (accumulated loss)	(202,861,180)
Net assets	$519,046,646
Institutional Class
Net Assets	$519,046,646
Shares issued and outstanding(1)	58,713,509
Net asset value, redemption price and minimum offering price per share	$8.84
A Class
Net Assets	$—
Shares issued and outstanding(1)	—
Net asset value, redemption price and minimum offering price per share	—
Maximum offering price per share(2)	$—
C Class
Net Assets	$—
Shares issued and outstanding(1)	—
Net asset value, redemption price and minimum offering price per share	—

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
See accompanying Notes to Financial Statements.

3

Tortoise Energy Infrastructure and Income Fund
Statements of Operations
For the Six Month Period Ended May 31,2025 (Unaudited)

Investment Income:
Dividends income	$3,887,317
Less: foreign taxes withheld	(64,750)
Interest income	3,552,972
Total investment income	7,375,539
Expenses:
Advisory fees (See Note 6)	2,775,871
Fund administration & accounting fees (See Note 6)	108,118
Transfer agent fees & expenses (See Note 6)	49,588
Custody fees (See Note 6)	11,610
Shareholder communication fees	17,364
Registration fees	32,484
Audit & tax fees	13,713
Trustee fees	11,877
Legal fees	9,491
Insurance fees	3,207
Other	2,910
Compliance fees (See Note 6)	5,845
Distribution fees (See Note 7):
A Class	73,989
C Class	83,293
Total expenses	3,199,360
Net investment income	4,176,179
Realized and Unrealized Gain (Loss) on Investments and Translations of Foreign Currency
Net realized gain on:
Unaffiliated Investments	30,663,051
Foreign currency translations	—
Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments and translations of foreign currency	(67,975,705)
Foreign currency translations	706
Net realized and unrealized loss on investments and translations of foreign currency	(37,311,948)
Net Decrease in Net Assets Resulting from Operations	$(33,135,769)

See accompanying Notes to Financial Statements.

4

Tortoise Energy Infrastructure and Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations
Net investment income	$4,176,179	$9,789,618
Net realized gain on unaffiliated investments and foreign currency	30,663,051	35,531,070
Net change in unrealized appreciation (depreciation) of unaffiliated investments and translations of foreign currency	(67,974,999)	106,587,767
Net increase (decrease) in net assets resulting from operations	(33,135,769)	151,908,455
Capital Share Transactions
Institutional Class:
Proceeds from shares sold	19,410,700	41,706,694
Proceeds from merger(1)	74,970,099	—
Proceeds from reinvestment of distributions	7,226,454	14,159,753
Payments for shares redeemed	(50,967,732)	(83,289,533)
Increase (decrease) in net assets from Institutional Class transactions	50,639,521	(27,423,086)
A Class:
Proceeds from shares sold(2)	3,728,166	11,544,337
Proceeds from reinvestment of distributions	453,116	890,810
Payments for shares redeemed	(61,352,804)	(11,152,949)
Increase (decrease) in net assets from A Class transactions	(57,171,522)	1,282,198
C Class:
Proceeds from shares sold	384,080	1,088,401
Proceeds from reinvestment of distributions	162,050	440,927
Payments for shares redeemed(2)	(18,344,707)	(5,317,711)
Decrease in net assets from C Class transactions	(17,798,577)	(3,788,383)
Net decrease in net assets resulting from capital share transactions	(24,330,578)	(29,929,271)
Distributions to Shareholders
From distributable earnings
Institutional Class	(2,163,096)	(8,562,675)
A Class	(151,419)	(959,303)
C Class	(24,868)	(321,704)
From tax return of capital
Institutional Class	(10,565,782)	(17,509,062)
A Class	(1,294,972)	(1,961,595)
C Class	(360,114)	(657,825)
Total distributions to shareholders	(14,560,251)	(29,972,164)
Total increase (decrease) in net assets	(72,026,598)	92,007,020
Net Assets
Beginning of period	591,073,244	499,066,224
End of period	$519,046,646	$591,073,244

See accompanying Notes to Financial Statements.

5

Tortoise Energy Infrastructure and Income Fund
Statements of Changes in Net Assets(Continued)

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Transactions in Shares:
Institutional Class:
Shares sold	1,981,770	5,105,076
Shares acquired from merger(1)	8,606,939	—
Shares issued to holders in reinvestment of dividends	792,200	1,692,892
Shares redeemed	(5,606,196)	(10,050,979)
Increase (decrease) in Institutional Class shares outstanding	5,774,713	(3,253,011)
A Class:
Shares sold(2)	395,122	1,363,994
Shares issued to holders in reinvestment of dividends	48,432	103,473
Shares redeemed	(6,761,140)	(1,336,554)
Increase (decrease) in A Class shares outstanding	(6,317,586)	130,913
C Class:
Shares sold	40,548	129,951
Shares issued to holders in reinvestment of dividends	17,635	52,096
Shares redeemed(2)	(2,047,536)	(648,742)
Decrease in C Class shares outstanding	(1,989,353)	(466,695)
Net increase (decrease) in shares outstanding	(2,532,226)	(3,588,793)

(1)	On May 31, 2025, the Fund’s A Class and C Class shares were merged into the Institutional Class shares.
(2)	Includes exchanges between share classes of the fund.
See accompanying Notes to Financial Statements.

6

Tortoise Energy Infrastructure and Income Fund
Financial Highlights
Institutional Class

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Common Share Data(1)
Net asset value, beginning of year	$9.63	$7.68	$7.70	$6.45	$5.44	$6.74
Investment operations:
Net investment income	0.07(2)	0.16(2)	0.16(2)	0.22	0.10	0.11(2)
Net realized and unrealized gain (loss) on investments and translations of foreign currency	(0.61)	2.27	0.29	1.50	1.38	(0.91)
Total from investment operations	(0.54)	2.43	0.45	1.72	1.48	(0.80)
Less distributions from:
Net investment income	(0.04)	(0.16)	(0.19)	(0.14)	(0.07)	(0.08)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.21)	(0.32)	(0.28)	(0.33)	(0.40)	(0.42)
Total distributions	(0.25)	(0.48)	(0.47)	(0.47)	(0.47)	(0.50)
Net asset value, end of period	$8.84	$9.63	$7.68	$7.70	$6.45	$5.44
Total return(4)	(5.68)%	32.73%	6.32%	27.03%	27.63%	(11.83)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$519,047	$509,581	$431,332	$458,578	$353,595	$291,420
Ratio of expenses to average net assets(5)	1.16%	1.12%	1.13%	1.13%	1.16%	1.14%
Ratio of expenses excluding interest expense to average net assets(5)	1.16%	1.12%	1.13%	1.13%	1.16%	1.13%
Ratio of net investment income to average net assets(5)	1.52%	1.94%	2.17%	1.83%	1.00%	2.02%
Portfolio turnover rate(4)	9%	18%	6%	10%	22%	43%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Per share amounts calculated using average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

7

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)
1. Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Energy Infrastructure and Income Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Fund and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Fund is primarily to seek current income and secondarily to seek long-term capital appreciation. The Fund primarily invests in equity and debt securities of MLPs focused in the energy infrastructure sector and in equity and debt securities of other companies focused in the energy infrastructure sector. The Fund commenced operations on December 27, 2010.
The Fund offers three classes of shares: the Institutional Class, the A Class and the C Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 5.50%. C Class shares may be subject to a deferred sales charge of up to 1.00%. On May 30th, 2025, Class A and Class C shares were exchanged for Institutional Class shares on a pro rata basis. Class A and Class C shares were subsequently closed.
2. Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Fund’s non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of May 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended May 31, 2025, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended November 30, 2021 through 2024.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates made at the time

8

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.
During the period ended May 31, 2025, the Fund reallocated the amount of return of capital recognized based on the 2024 tax reporting information received. The impact of this adjustment is an increase to return of capital by approximately $264,389.
The Fund will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Expenses – Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At May 31, 2025, the Fund did not hold any illiquid securities.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and includes money market fund accounts.
New Accounting Pronouncements – In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Fund’s financial statements.

9

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
3. Securities Valuation
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Corporate and Municipal Bonds – Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuation furnished by an independent pricing service which utilized both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tortoise Capital Advisors, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the

10

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common stock	$298,363,625	$—	$—	$298,363,625
Corporate bond	—	92,207,262	—	92,207,262
Master limited partnerships	104,186,930	—	—	104,186,930
Short-term investment	22,631,277	—	—	22,631,277
Total investments in securities	$425,181,832	$92,207,262	$—	$517,389,094

Refer to the Fund’s Schedule of Investments for additional industry information.
4. Concentration Risk & General Risk
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of companies focused in the energy infrastructure sector. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund does not exceed 1.25% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.07% of the first $125 million of the average daily net assets of the Fund, 0.05% on the next $250 million of the average daily net assets and 0.0325% of the daily average net assets in excess of $375 million, subject to an annual minimum of $60,000. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended May 31, 2025 are disclosed in the Statement of Operations.

11

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
6. Distribution Costs
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended May 31, 2025, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Energy Infrastructure and Income Fund	$73,989	$83,293

7. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Fund for the year ended May 31, 2025, were as follows:

Fund	Purchases	Sales
Energy Infrastructure and Income Fund	$49,641,139	$92,817,995

8. Federal Tax Information
As of November 30, 2024, cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Cost of investments	$285,009,532
Gross unrealized appreciation	316,733,099
Gross unrealized depreciation	(67,753,016)
Net unrealized appreciation	248,980,083
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(404,145,243)
Total accumulated losses	$(155,165,160)

The difference between book and tax-basis cost is attributable primarily to wash sales and MLP adjustments, if any.
As of November 30, 2024, the Fund had short-term capital loss carryforwards of $151,894,181 and long-term capital loss carryforwards of $121,807,971, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. In addition to the total capital loss carryforward, the Fund has a short-term carryforward of $60,302,395 and a long-term carryforward of $70,140,696 that it inherited as the result of the merger with Tortoise MLP & Energy Infrastructure Fund. These capital loss carryforwards are further subject to an annual limitation of $322,739 pursuant to IRC. Sec. 382 and 383. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. For the Fund, the capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2024 tax reporting information from the individual MLPs. As of November 30, 2024, Fund utilized $29,639,932 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are any net

12

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
ordinary capital losses incurred between January 1 and the end of their fiscal year, November 30, 2024. For the taxable year ended November 30, 2024, The Fund does not plan to defer any late year losses.
During the period ended May 31, 2025, the Fund paid the following distributions to shareholders:

Ordinary income*	$2,339,383
Long-term capital gains**	—
Return of capital	12,220,868
Total distributions	$14,560,251

During the year ended November 30, 2024, the Fund paid the following distributions to shareholders:

Ordinary income*	$9,843,682
Long-term capital gains**	—
Return of capital	20,128,482
Total distributions	$29,972,164

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
9. Line of Credit
The Fund has established a line of credit (“LOC”) in the amount of $150,000,000. Borrowings under the loan agreement are charged an interest rate equal to prime, 7.50% as of May 31, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the period ended May 31, 2025, the Fund did not have any borrowings under the LOC.
10. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Shareholder	Percent of Shares Held
Merrill Lynch, Pierce, Fenner & Smith Inc.	34.92%

11. Report of the Fund’s Special Shareholder Meeting
A Special Meeting of Shareholders of the Tortoise Energy Infrastructure and Income Fund (“The Acquired Fund”), a series of Managed Portfolio Series Trust, took place on May 7, 2025, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Fund, whereby the Tortoise Energy Fund (“the Acquiring Fund”), a series of Tortoise Capital Series Trust, would acquire all the assets and liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Fund (the “Reorganization”).
All Acquired Fund shareholders of record at the close of business on March 13, 2025, were entitled to vote. As of the record date, the Fund had 59,855,925 shares outstanding.
Of the 30,838,226 shares of the Fund present in person or by proxy at the meeting on May 7, 2025: 30,166,134, or 97.8% voted in favor of the Reorganization (representing 50.4% of total outstanding shares), 233,428, or 0.8%, voted against the Reorganization, and 438,664, or 1.4% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.

13

Tortoise Energy Infrastructure and Income Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
12. Subsequent Events
The Board of Trustees approved a reorganization plan for a reorganization of the Fund into Tortoise Energy Fund “TNGY”, a series of Tortoise Capital Series Trust and an actively managed exchange-traded fund, on February 5, 2025. Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 23, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On June 13, 2025, Tortoise Energy Infrastructure and Income Fund (“INFIX”), completed the reorganization into Tortoise Energy Fund (“TNGY”).
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

14

Tortoise Energy Infrastructure and Income Fund
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies
Subsequent to the period ended May 31, 2025, on June 13, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller, and Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended June 13, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Tortoise Capital Advisors, L.L.C. (“Tortoise” or the “Adviser”) regarding the Tortoise Energy Infrastructure and Income Fund for another annual term.
Prior to this meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from Tortoise and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Tortoise with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Tortoise; (3) the costs of the services provided by Tortoise and the profits realized by Tortoise from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Tortoise resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered this information and made its determinations for the Fund.

15

Tortoise Energy Infrastructure and Income Fund
Additional Information (Unaudited)(Continued)
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Tortoise, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Tortoise as set forth in the Investment Advisory Agreement as it relates to the Fund continue to be fair and reasonable in light of the services that Tortoise performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tortoise provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Tortoise effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Tortoise’s assets under management, financial statements, and capitalization. In that regard, the Trustees concluded that Tortoise had sufficient resources to support the management of the Fund. The Trustees considered the specialized investment strategies that Tortoise uses to manage the Fund, Tortoise’s experience in implementing similar strategies, and the significant investment experience of Tortoise and its portfolio managers in the energy industry. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Tortoise provides to the Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of Tortoise. In assessing the quality of the portfolio management delivered by Tortoise, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s Morningstar category (“Category” ) as well as a smaller sub-set of peer funds (“Cohort”), and the Fund’s respective composite of separate accounts that Tortoise manages utilizing similar investment strategies as that of the Fund. When reviewing the Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
•
Tortoise Energy Infrastructure and Income Fund. The Trustees noted that the Fund had outperformed its Category average, but not its Cohort average, for the ten-year period ended September 30, 2024, and had underperformed both its Category and Cohort averages over all other periods presented. The Trustees also noted that the Fund’s Institutional Class had outperformed its benchmark index over the ten-year and since inception periods ended September 30, 2024, but had underperformed it for all other periods presented. The Trustees noted that the Fund’s A Class and C Class did not perform as well against the benchmark index, but that each of these classes has a 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort. The Trustees observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Tortoise over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fees that the Fund pays to Tortoise under the Investment Advisory Agreement, as well as Tortoise’s profitability from services that Tortoise and its affiliates rendered to the Fund during the 12-month period ended September 30, 2024. The Trustees also noted favorably that Tortoise had agreed to continue the expense limitation agreement under which Tortoise contractually agreed to reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees also considered that while the management fees that Tortoise charges to other client accounts, each with similar investment strategies to those of the Fund, may be higher or lower than the advisory fee for the Fund (depending upon the type of account or vehicle, size of the account, relationship and/or nature and level of services provided, among other factors), Tortoise has additional responsibilities with respect to the Fund. The Trustees considered the reasonableness of the profits from Tortoise’s service relationship with the Fund.

16

Tortoise Energy Infrastructure and Income Fund
Additional Information (Unaudited)(Continued)
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2024.
•
Tortoise Energy Infrastructure and Income Fund. The Trustees noted that the Fund’s management fee was lower than the Cohort average, although higher than the Category average. The Trustees also noted that the Fund’s total expenses were lower than the Category and Cohort averages. The Trustees further noted that A Class and C Class each have a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tortoise’s advisory fee with respect to the Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund do not contain breakpoints. The Trustees further noted that with the current advisory fees set at a competitive level for the Fund, breakpoints were not necessary at this time, but that they would revisit the issue in the future for the Fund as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from its relationship with the Fund. The Trustees noted that Tortoise does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute any Fund portfolio transactions. While the Trustees noted that Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that Tortoise was incurring its own distribution expenses on behalf of the Fund. The Trustees considered that Tortoise may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Tortoise does not receive additional material benefits from its relationship with the Fund.

17

Contacts
Board of Trustees
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Independent Registered Public
Accounting Firm
Ernst & Young, LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Transfer Agent, Fund Accountant And
Fund Administrator
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
855-TCA-FUND
(855-822-3863)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Subsequent to the period ended May 31, 2025, on June 13, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller, and Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended June 13, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/11/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	8/11/2025

* Print the name and title of each signing officer under his or her signature.